UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	Vanguard Trustees Equity Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1:	Schedule of Investments

Vanguard International Value Fund
Scheduleof Investments
January 31, 2006

	Shares	Market Value ($000)

Common Stocks (95.1%)

Australia (1.0%)
Westpac Banking Corp., Ltd.	2,240,265	39,434
Macquarie Airports Group	2,661,200	6,240
BlueScope Steel Ltd.	530,000	3,135

		48,809

Austria (0.1%)
Voestalpine AG	50,000	5,894

Belgium (0.5%)
^ Delhaize Group	298,000	20,478
KBC Bank & Verzekerings Holding	52,000	5,219

		25,697

Brazil (4.1%)
Petrol Brasileiro ADR	780,000	73,710
^ Companhia Energetica de Minas Gerais ADR	650,000	30,849
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd. Class	491,000	16,031
Petroleo Brasileiro SA Pfd.	735,200	15,602
^ Gerdau SA ADR	706,000	15,391
Companhia Vale do Rio Doce ADR	325,000	14,423
Uniao de Bancos Brasileiros SA GDR	151,000	12,717
Braskem SA	923,922	7,100
Companhia de Saneamento Basico do Estado de Sao Paulo	41,100,000	3,415
Suzano Bahia Sul Papel e Celulose SA	445,001	2,753
Votorantim Celulose e Papel SA ADR	77,000	960

		192,951

Canada (4.3%)
Alcan Inc.	992,000	48,400
Canadian Natural Resources Ltd.	433,200	26,751
* Nexen Inc.	316,400	18,044
* Celestica, Inc.	1,760,000	17,565
EnCana Corp.	288,500	14,320
^ Royal Bank of Canada	180,900	14,093
^ Husky Energy Inc.	208,000	13,008
Teck Cominco Ltd. Class B	198,600	12,762
Telus Corp.-Non Voting Shares	261,500	10,261
* Celestica Inc.	1,018,240	10,028
^ Manulife Financial Corp.	118,000	7,163
^ Bank of Nova Scotia Halifax	159,100	6,436
^ Nova Chemicals Corp.	88,600	3,061

		201,892

China (2.3%)
Denway Motors Ltd.	74,000,000	30,429
Ping An Insurance (Group) Co. of China Ltd.	13,485,000	29,891
Yanzhou Coal Mining Co. Ltd. H Shares	38,554,000	29,386
PetroChina Co. Ltd.	9,000,000	8,950
China Petroleum & Chemical Corp.	13,320,000	8,235

		106,891

Finland (1.1%)
Nokia Oyj	1,520,000	27,863
TietoEnator Oyj B Shares	635,000	24,671

		52,534

France (10.9%)
Total SA	296,944	82,171
Renault SA	446,600	42,085
Arcelor	1,088,400	38,238
Carrefour SA	737,000	34,701
AXA	1,020,809	34,550
Vivendi Universal SA	1,000,000	31,295
Sanofi-Aventis	297,504	27,275
Schneider Electric SA	260,000	27,147
BNP Paribas SA	300,000	26,726
STMicroelectronics NV	1,414,000	26,055
Societe Centrale des Assurances Generales de France	248,400	25,701
Suez SA	687,000	25,405
Societe Generale Class A	183,800	24,254
France Telecom SA	1,041,000	23,691
^ Credit Agricole SA	654,260	23,072
^ European Aeronautic Defence and Space Co.	530,370	20,758
Thomson SA	129,600	2,662

		515,786

Germany (5.4%)
E.On AG	619,100	69,093
Continental AG	353,900	34,429
Schering AG	470,900	32,146
Muenchener Rueckversicherungs-Gesellschaft AG (Registered	191,000	25,897
Linde AG	310,000	25,190
Adidas-Salomon AG	105,000	21,945
RWE AG	263,000	21,666
Man AG	290,100	16,673
^ Fresenius Medical Care AG	67,000	7,119
*^ EPCOS AG	100,000	1,527

		255,685

Greece (0.4%)
Folli-Follie SA	570,000	17,869

Hong Kong (1.0%)
Hutchison Whampoa Ltd.	2,218,000	22,722
Johnson Electric Holdings Ltd.	22,700,000	22,285
Wing Hang Bank Ltd.	408,000	2,954

		47,961

Hungary (0.2%)
MOL Magyar Olaj-es Gazipari Rt. GDR	104,500	10,941

India (0.2%)
* State Bank of India GDR	188,000	8,680
Punjab National Bank Ltd.	296,000	3,120

		11,800

Indonesia (0.7%)
PT Indonesian Satellite Corp Tbk	45,100,000	28,064
PT Astra International Tbk	4,162,000	4,606
* PT Toba Pulp Lestari Tbk	545,000	0

		32,670

Israel (0.3%)
Bank Hapoalim Ltd.	1,800,000	8,262
Bank Leumi Le-Israel	1,700,000	6,372

		14,634

Italy (2.9%)
ENI SpA	2,260,455	68,444
Saipem SpA	1,550,000	30,867
Unicredito Italiano SpA	3,822,000	27,267
Buzzi Unicem SpA	533,500	9,966

		136,544

Japan (17.9%)
^ Canon, Inc.	1,106,000	66,676
Sumitomo Trust & Banking Co., Ltd.	4,700,000	51,738
Nissan Motor Co., Ltd.	3,706,400	41,597
Nintendo Co.	276,000	37,842
JFE Holdings, Inc.	994,900	35,742
Bank of Yokohama Ltd.	4,383,000	35,487
Sumitomo Mitsui Financial Group, Inc.	3,020	35,253
Nomura Holdings Inc.	1,800,000	35,124
Orix Corp.	128,900	33,379
Shionogi & Co., Ltd.	2,098,000	31,701
Marubeni Corp.	5,795,000	30,960
KDDI Corp.	5,660	29,930
Takeda Pharmaceutical Co. Ltd.	526,000	29,811
JS Group Corp.	1,415,000	29,787
The Chugoku Bank, Ltd.	1,886,000	28,023
Honda Motor Co., Ltd.	493,700	27,960
Asahi Glass Co., Ltd.	1,868,000	27,025
Joyo Bank Ltd.	4,022,000	26,787
Sumitomo Corp.	1,900,000	26,003
Japan Tobacco, Inc.	1,640	25,489
Ajinomoto Co., Inc.	2,325,000	24,149
Toyota Motor Corp.	291,400	15,074
Itochu Corp.	1,621,000	13,767
Mitsubishi UFJ Financial Group	938	13,533
Mitsui Chemicals, Inc.	1,650,000	12,485
Mitsui OSK Lines Ltd.	1,373,000	12,444
Nippon Mining Holdings Inc.	1,276,500	10,497
^ Tokyo Gas Co., Ltd.	2,200,000	10,233
^ Mitsui & Co., Ltd.	595,000	8,559
Hitachi Ltd.	1,212,000	8,554
Sega Sammy Holdings Inc.	190,000	6,820
Tokyo Electric Power Co.	235,000	5,918
Kobe Steel Ltd.	1,490,000	5,102
Circle K Sunkus Co., Ltd.	188,800	4,505
Sankyo Co., Ltd.	60,000	3,901
Sony Corp.	61,200	2,979

		844,834

Luxembourg (0.1%)
SES Global FDR	220,000	4,066

Netherlands (3.1%)
ING Groep NV	2,361,468	84,213
Koninklijke (Royal) Philips Electronics NV	910,000	30,674
ABN-AMRO Holding NV	1,105,269	30,629

		145,516

Philippines (0.2%)
Philippine Long Distance Telephone Co.	250,300	8,924

Russia (1.1%)
OAO Lukoil Holding Sponsored ADR	650,000	49,725

Singapore (1.6%)
DBS Group Holdings Ltd.	3,098,701	31,357
Singapore Airlines Ltd.	2,870,000	25,139
Singapore Telecommunications Ltd.	12,955,360	20,293

		76,789

South Africa (1.6%)
Telkom South Africa Ltd.	1,149,000	28,040
Sanlan Ltd.	6,906,570	18,244
Sasol Ltd.	249,700	10,162
Standard Bank Group Ltd.	662,600	8,907
Tiger Brands Ltd.	335,000	8,801

		74,154

South Korea (4.9%)
Samsung Electronics Co., Ltd.	67,985	51,914
* Kookmin Bank	448,200	35,648
Shinsegae Co., Ltd.	63,000	33,247
LG Chem Ltd.	480,000	26,752
* Shinhan Financial Group Ltd.	481,000	20,398
POSCO	74,900	17,030
* Honam Petrochemical Corp.	224,800	13,103
Hyundai Mobis	126,150	10,882
* Industrial Bank of Korea	530,000	9,386
* INI Steel Co.	221,440	6,291
* Hanwha Chemical Corp.	223,000	3,646
Hyundai Motor Co. Ltd.	16,770	1,511

		229,808

Spain (2.0%)
Telefonica Moviles SA	2,834,395	31,231
Banco Santander Central Hispano SA	1,736,000	24,880
Repsol YPF SA	718,200	19,502
Endesa SA	613,400	17,595

		93,208

Sweden (0.7%)
Svenska Handelsbanken AB A Shares	958,000	23,522
Svenska Cellulosa AB B Shares	204,000	8,478

		32,000

Switzerland (5.0%)
Credit Suisse Group (Registered)	1,239,999	72,315
* ABB Ltd.	3,013,000	32,794
Nestle SA (Registered)	102,500	29,999
Lonza AG (Registered)	461,600	29,008
Novartis AG (Registered)	444,680	24,396
Serono SA Class B	32,000	24,242
CIBA Specialty Chemicals AG (Registered)	335,900	21,303
* Micronas Semiconductor Holding AG	70,100	2,387

		236,444

Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,895,137	42,067
Quanta Computer Inc.	9,205,000	13,737
Hon Hai Precision Industry Co., Ltd.	1,800,000	12,467
Compal Electronics Inc. GDR	1,449,353	7,073
Taiwan Semiconductor Manufacturing Co., Ltd.	2,500,000	5,185
China Steel Corp.	4,200,000	3,566
China Steel Corp. GDR	179,313	3,102
* CMC Magnetics Corp.	7,000,000	2,415
Far EasTone Telecommunications Co., Ltd.	1,800,000	2,102

		91,714

Thailand (0.2%)
PTT Public Co., Ltd. (Foreign)	1,465,000	9,861

Turkey (0.1%)
Ford Otomotiv Sanayi A.S	584,400	5,384

United Kingdom (19.2%)
Vodafone Group PLC	31,541,046	66,271
HBOS PLC	3,568,152	62,714
Royal Bank of Scotland Group PLC	1,877,749	58,107
AstraZeneca Group PLC	1,076,600	52,166
GlaxoSmithKline PLC	2,027,379	51,852
BP PLC	3,533,196	42,605
Old Mutual PLC	9,900,000	33,887
HSBC Holdings PLC	1,934,000	32,273
British American Tobacco PLC	1,372,100	30,897
Cattles PLC	5,424,555	30,777
Reuters Group PLC	3,904,000	30,440
Barclays PLC	2,694,900	28,755
Man Group PLC	758,000	27,506
Standard Chartered PLC	1,059,933	26,296
Kingfisher PLC	6,113,145	25,776
British Sky Broadcasting Group PLC	2,778,000	23,979
Signet Group PLC	13,172,341	23,814
Unilever PLC	2,200,000	23,084
Group 4 Securicor PLC	7,521,800	22,461
BAE Systems PLC	3,024,800	22,429
Aviva PLC	1,560,292	19,987
J. Sainsbury PLC	3,679,000	19,690
BHP Billiton PLC	987,300	18,318
^ Xstrata PLC	647,670	18,203
Enterprise Inns PLC	734,000	12,057
Friends Provident PLC	3,350,000	11,973
Tate & Lyle PLC	1,074,900	10,999
International Power PLC	2,277,625	10,982
Royal & Sun Alliance Insurance Group PLC	4,350,000	9,715
Punch Taverns PLC	624,360	9,616
Mitchells & Butlers PLC	1,246,200	9,011
Royal Dutch Shell PLC Class B	241,359	8,676
SABMiller PLC	413,600	8,408
Taylor Woodrow PLC	1,167,400	8,097
Corus Group PLC	5,800,000	7,204
InterContinental Hotels Group PLC	340,475	5,241
Trinity Mirror PLC	420,000	4,574

		908,840

United States (0.1%)
* Flextronics International Ltd.	597,900	6,254

Total Common Stocks
(Cost $3,289,418)		4,496,079

Temporary Cash Investments (7.9%)

Money Market Fund (7.8%)
** Vanguard Market Liquidity Fund, 4.405%	367,559,422	367,559

	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)
+ Federal National Mortgage Assn
1 4.419%, 4/12/2006	5,000	4,957

Total Temporary Cash Investments
(Cost $372,517)		372,516

Total Investments (103.0%)
Cost ($3,661,935)		4,868,595

Other Assets and Liabilities--Net (-3.0%)		(140,310)

Net Assets (100%)		4,728,285

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1 Securities with a value of $4,957,000 and cash of $2,020,000, have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.
FDR — Fiduciary Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $3,661,935,000. Net unrealized appreciation of investment securities for tax purposes was $1,206,660,000, consisting of unrealized gains of $1,244,152,000 on securities that had risen in value since their purchase and $37,492,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.0% and 5.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	1,491	67,157	2,967
FTSE 100 Index	315	32,205	1,247
Topix Index	200	29,188	1,887
S&P ASX 200 Index	102	9,509	642

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

Vanguard Diversified Equity Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.6%)

U.S. Stock Funds (100.0%)
Vanguard Growth & Income Fund Investor Shares	390,002	$12,734
Vanguard Windsor Fund Investor Shares	541,895	9,570
Vanguard Morgan Growth Fund Investor Shares	519,032	9,587
Vanguard Windsor II Fund Investor Shares	298,692	9,570
Vanguard U.S. Growth Fund Investor Shares	516,241	9,576
Vanguard Explorer Fund Investor Shares	79,309	6,411
Vanguard Capital Value Fund Investor Shares	266,580	3,196
Vanguard Mid-Cap Growth Fund Investor Shares	170,793	3,196

		63,840

Money Market Fund (0.6%)
Vanguard Market Liquidity Fund, 4.405%*	385,364	385

TOTAL INVESTMENT COMPANIES
(Cost $61,530)		64,225

OTHER ASSETS AND LIABILITIES - NET (-0.6%)		(379)

NET ASSETS (100%)		$63,846

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2006, the cost of investment securities for tax purposes was $61,530,000. Net unrealized appreciation of investment securities for tax purposes was $2,695,000, consisting of unrealized gains of $2,913,000 on securities that had risen in value since their purchase and $218,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES EQUITY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES EQUITY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

VANGUARD TRUSTEES EQUITY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.